UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Z J K Industrial Co Ltd Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 1,000	$ 1,792,559	$ 2,283,180	$ 18,644,082	$ (1,016,563)	$ 21,704,258	$ (1,830)	$ 21,702,428
Beginning balance , shares at Dec. 31, 2023	60,000,000
Net income/(loss)				5,426,911		5,426,911	1,625	5,428,536
Currency translation adjustment					(982,535)	(982,535)	31	(982,504)
Share-based compensation**
Ending balance, value at Jun. 30, 2024	$ 1,000	1,792,559	2,283,180	24,070,993	(1,999,098)	26,148,634	(174)	26,148,460
Ending balance, shares at Jun. 30, 2024	60,000,000
Beginning balance, value at Dec. 31, 2024	$ 1,023	7,060,050	2,658,112	21,951,873	(1,635,291)	30,035,767	31,108	30,066,875
Beginning balance , shares at Dec. 31, 2024	61,381,249
Net income/(loss)				5,851,082		5,851,082	(10,569)	5,840,513
Currency translation adjustment					559,787	559,787	717	560,504
Share-based compensation**	$ 30	676,595				676,625		676,625
Share based compensation, shares	1,800,000
Ending balance, value at Jun. 30, 2025	$ 1,053	$ 7,736,645	$ 2,658,112	$ 27,802,955	$ (1,075,504)	$ 37,123,261	$ 21,256	$ 37,144,517
Ending balance, shares at Jun. 30, 2025	63,181,249